Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,577,296	(27,403)	—	(29,241)	14,520,652
Buildings		26,217,223	(41,718)	(12,812,659)	(7,103)	13,355,743
Structures		89,573,695	(149,737)	(37,762,078)	(18,678)	51,643,202
Machinery		122,610,077	(105,546)	(65,120,941)	(533,405)	56,850,185
Ships		17,870	—	(7,336)	—	10,534
Vehicles		452,812	(2,745)	(371,245)	(116)	78,706
Equipment		2,512,223	(3,915)	(2,073,752)	(375)	434,181
Tools		1,428,994	(1,306)	(1,255,257)	(1)	172,430
Construction-in-progress		31,307,153	(223,566)	—	(22,795)	31,060,792
Right-of-use assets		6,031,076	—	(2,984,680)	—	3,046,396
Asset retirement costs		18,283,796	—	(8,388,929)	(146,423)	9,748,444
Others		17,198,254	—	(15,136,756)	—	2,061,498

	￦	330,210,469	(555,936)	(145,913,633)	(758,137)	182,982,763

		2025
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,867,112	(27,392)	—	(30,756)	14,808,964
Buildings		27,544,929	(38,077)	(13,779,225)	(7,119)	13,720,508
Structures		93,340,759	(149,558)	(40,552,716)	(18,678)	52,619,807
Machinery		126,564,408	(94,337)	(70,384,493)	(546,317)	55,539,261
Ships		17,870	—	(9,199)	—	8,671
Vehicles		538,604	(2,683)	(402,753)	(116)	133,052
Equipment		2,641,393	(1,868)	(2,191,439)	(376)	447,710
Tools		1,495,250	(982)	(1,305,965)	(1)	188,302
Construction-in-progress		36,779,508	(230,573)	—	(22,795)	36,526,140
Right-of-use assets		5,441,389	—	(2,809,452)	—	2,631,937
Asset retirement costs		18,347,513	—	(9,302,981)	(146,422)	8,898,110
Others		18,380,931	—	(16,151,855)	—	2,229,076

	￦	345,959,666	(545,470)	(156,890,078)	(772,580)	187,751,538

(2)	Changes in property, plant and equipment for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,398,088	28,390	(38,162)	—	—	159,739	14,548,055
(Government grants)		(27,404)	—	1	—	—	—	(27,403)
Buildings		13,360,204	3,767	(13,366)	(984,288)	(1,351)	1,032,495	13,397,461
(Government grants)		(46,227)	—	—	4,508	—	1	(41,718)
Structures		50,890,001	16,201	(303,046)	(2,873,012)	(9,154)	4,071,949	51,792,939
(Government grants)		(157,881)	—	1,330	9,458	—	(2,644)	(149,737)
Machinery		53,817,046	341,652	(199,670)	(6,311,423)	(735)	9,308,861	56,955,731
(Government grants)		(119,824)	—	522	16,076	—	(2,320)	(105,546)
Ships		12,365	—	—	(1,865)	—	34	10,534
Vehicles		83,374	4,311	(223)	(43,837)	—	37,826	81,451
(Government grants)		(2,837)	—	8	1,233	—	(1,149)	(2,745)
Equipment		430,875	84,020	(236)	(210,376)	—	133,813	438,096
(Government grants)		(5,932)	—	—	2,118	—	(101)	(3,915)
Tools		164,474	32,825	(68)	(82,603)	—	59,108	173,736
(Government grants)		(62)	—	—	341	—	(1,585)	(1,306)
Construction-in-progress		32,008,502	14,335,323	—	—	—	(15,059,467)	31,284,358
(Government grants)		(173,474)	6,806	75	—	—	(56,973)	(223,566)
Right-of-use assets		3,363,743	132,495	(2,252)	(538,995)	—	91,405	3,046,396
Asset retirement costs		9,733,574	—	—	(1,809,280)	—	1,824,150	9,748,444
Others		2,146,930	1,704	—	(1,011,161)	—	924,025	2,061,498

	￦	179,875,535	14,987,494	(555,087)	(13,833,106)	(11,240)	2,519,167	182,982,763

		2025
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,548,055	3,397	(14,757)	—	—	299,661	14,836,356
(Government grants)		(27,403)	—	11	—	—	—	(27,392)
Buildings		13,397,461	29,671	(27,419)	(1,008,638)	(16)	1,367,526	13,758,585
(Government grants)		(41,718)	—	4	3,937	—	(300)	(38,077)
Structures		51,792,939	8,593	(304,274)	(3,015,461)	—	4,287,568	52,769,365
(Government grants)		(149,737)	—	687	9,552	—	(10,060)	(149,558)
Machinery		56,955,731	477,443	(238,182)	(6,371,551)	(14,246)	4,824,403	55,633,598
(Government grants)		(105,546)	—	384	15,011	—	(4,186)	(94,337)
Ships		10,534	—	—	(1,863)	—	—	8,671
Vehicles		81,451	5,482	(108)	(49,732)	—	98,642	135,735
(Government grants)		(2,745)	—	6	1,309	—	(1,253)	(2,683)
Equipment		438,096	88,890	(166)	(212,174)	—	134,932	449,578
(Government grants)		(3,915)	—	—	2,119	—	(72)	(1,868)
Tools		173,736	36,172	(48)	(78,791)	—	58,215	189,284
(Government grants)		(1,306)	—	—	437	—	(113)	(982)
Construction-in-progress		31,284,358	15,728,954	(65)	—	—	(10,256,534)	36,756,713
(Government grants)		(223,566)	4,685	—	—	—	(11,692)	(230,573)
Right-of-use assets		3,046,396	100,430	(5,876)	(477,663)	—	(31,350)	2,631,937
Asset retirement costs		9,748,444	—	—	(1,437,687)	—	587,353	8,898,110
Others		2,061,498	2,849	—	(1,007,904)	—	1,172,633	2,229,076

	￦	182,982,763	16,486,566	(589,803)	(13,629,099)	(14,262)	2,515,373	187,751,538

(3)
For the year ended December 31, 2025, the Company’s subsidiaries including Korea Hydro & Nuclear Power Co., Ltd. have recognized proceeds and costs from selling items produced before its intended use, by accounting ￦7,038 million (￦101,609 million for the year ended December 31, 2024) as revenue and ￦23,041 million (￦77,549 million for the year ended December 31, 2024) as cost of sales
in profit or loss.